Contingent Consideration Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of contingent consideration [Line Items]
Contingent consideration payable	£ 1,076	£ 561
Shionogi ViiV healthcare joint venture [member]
Disclosure of fair value of contingent consideration [Line Items]
Contingent consideration liability discount percentage	8.50%
Novartis [member] | Bottom of range [member]
Disclosure of fair value of contingent consideration [Line Items]
Contingent consideration liability discount percentage	8.00%
Novartis [member] | Top of range [member]
Disclosure of fair value of contingent consideration [Line Items]
Contingent consideration liability discount percentage	9.00%